Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information on the compensation paid to our chief executive officer and the other named executive officers along with the cumulative total shareholder return of the Company and a peer group index, the Company’s net income and the Company’s Bank level core return on average assets (“ROAA”), which is the most important financial measure (that is not otherwise disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs in 2024 to the Company’s performance.
	Summary Compensation Table Total for Chief Executive Officer ($)	Compensation Actually Paid to Chief Executive Officer ($)(1)	Average Summary Compensation Tables Total for NEOs other than CEO ($)(2)	Average Compensation Actually Paid to NEOs other than CEO ($)(2)	Value of Initial Fixed $100 Investment Based on Cumulative Shareholder Return
Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income (in thousands) ($)(4)	Bank Level Core ROAA(5)
2024	2,759,021	621,278	963,859	409,601	93	111	(11,653)	0.19%
2023	3,695,655	549,639	1,250,538	374,582	114	101	36,086	0.46%
2022	1,662,649	2,257,930	851,145	947,272	128	92	86,173	0.96%
2021	2,131,936	5,339,883	1,034,874	1,913,716	123	110	92,049	1.04%
2020	3,617,871	250,813	1,243,038	291,576	92	79	57,603	0.73%

(1)
Thomas J. Kemly served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Kemly for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Annual Compensation in Summary Compensation Table	2,759,021	3,695,655	1,662,649	2,131,936	3,617,871
Plus/Minus: Aggregate Change in Pension Value	(564,078)	(1,672,739)	—	(366,796)	(1,751,023)
Increase/Decrease for “Service Cost” for Pension Plans	(20,277)	(43,689)	(16,229)	31,875	36,431
Minus: stock awards reported in Summary Compensation Table	(683,840)	(622,776)	—	—	—
Minus: option awards reported in Summary Compensation Table	(227,840)	(207,659)	—	—	—
Plus/Minus: fair value at covered fiscal year end of unvested stock awards and stock options granted during covered fiscal year	(62,873)	300,557	—	—	—
Plus/Minus: change in fair value at covered fiscal year end of unvested stock awards and stock options granted in any prior fiscal year that remain outstanding	(253,362)	(370,005)	240,345	3,225,045	(1,057,935)
Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year for which all applicable vesting conditions have been satisfied	(325,473)	(529,705)	371,165	317,823	(594,531)
Compensation Actually Paid	621,278	549,639	2,257,930	5,339,883	250,813

(2)
The named executive officers for each of the years presented were as follows: for 2024, 2023 and 2020, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, and Allyson Schlesinger, for 2022, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and W. Justin Jennings; and for 2021, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and

Oliver E. Lewis, Jr. The average compensation actually paid to the executive officers other than the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Average Compensation in Summary Compensation Table	963,859	1,250,538	851,145	1,034,874	1,243,038
Minus: aggregate change in pension value	(103,726)	(369,708)	—	(108,626)	(430,153)
Increase/Decrease for “Service Cost” for Pension Plans	4,230	(23,429)	(9,147)	26,558	23,589
Minus: stock awards reported in Summary Compensation Table	(180,174)	(218,773)	(81,002)	(83,999)	—
Minus: option awards reported in Summary Compensation Table	(60,030)	(72,950)	(54,000)	(56,000)	—
Plus: fair value at covered fiscal year-end of unvested stock awards and stock options granted during covered fiscal year	(16,566)	105,584	78,960	147,310	—
Plus/Minus: change in fair value at covered fiscal year-end of unvested stock awards and stock options granted in any prior fiscal year that remain outstanding	(89,005)	(122,010)	63,403	868,051	(348,854)
Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year for which all applicable vesting conditions have been satisfied	(108,989)	(174,671)	97,913	85,548	(196,045)
Compensation Actually Paid	409,601	374,582	947,272	1,913,716	291,576

(3)
The peer group members did not change from 2022 to 2023, but did change for 2024. The 2023 peer group was used for purposes of calculating peer TSR. See “Peer Group and Benchmarking” at page 33 for the 2024 peer group and the reasons for the change. Lakeland Bancorp, Inc. completed its merger during 2024 and was excluded from the peer group TSR calculation for 2024.

(4)
Net Income as reported on page 79 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

(5)
See “Annex A — Non-GAAP Financial Measures” for reconciliation to Bank Level Core ROAA.

Company Selected Measure Name	Bank Level Core ROAA
Named Executive Officers, Footnote
(1)
Thomas J. Kemly served as President and Chief Executive Officer for each of the years presented in the table. Compensation actually paid to Mr. Kemly for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:
(2)
The named executive officers for each of the years presented were as follows: for 2024, 2023 and 2020, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, and Allyson Schlesinger, for 2022, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and W. Justin Jennings; and for 2021, Dennis E. Gibney, E. Thomas Allen, Jr., John Klimowich, Allyson Schlesinger and

Oliver E. Lewis, Jr. The average compensation actually paid to the executive officers other than the chief executive officer for each of the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

Peer Group Issuers, Footnote
(3)
The peer group members did not change from 2022 to 2023, but did change for 2024. The 2023 peer group was used for purposes of calculating peer TSR. See “Peer Group and Benchmarking” at page 33 for the 2024 peer group and the reasons for the change. Lakeland Bancorp, Inc. completed its merger during 2024 and was excluded from the peer group TSR calculation for 2024.

PEO Total Compensation Amount	$ 2,759,021	$ 3,695,655	$ 1,662,649	$ 2,131,936	$ 3,617,871
PEO Actually Paid Compensation Amount	$ 621,278	549,639	2,257,930	5,339,883	250,813
Adjustment To PEO Compensation, Footnote
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Annual Compensation in Summary Compensation Table	2,759,021	3,695,655	1,662,649	2,131,936	3,617,871
Plus/Minus: Aggregate Change in Pension Value	(564,078)	(1,672,739)	—	(366,796)	(1,751,023)
Increase/Decrease for “Service Cost” for Pension Plans	(20,277)	(43,689)	(16,229)	31,875	36,431
Minus: stock awards reported in Summary Compensation Table	(683,840)	(622,776)	—	—	—
Minus: option awards reported in Summary Compensation Table	(227,840)	(207,659)	—	—	—
Plus/Minus: fair value at covered fiscal year end of unvested stock awards and stock options granted during covered fiscal year	(62,873)	300,557	—	—	—
Plus/Minus: change in fair value at covered fiscal year end of unvested stock awards and stock options granted in any prior fiscal year that remain outstanding	(253,362)	(370,005)	240,345	3,225,045	(1,057,935)
Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year for which all applicable vesting conditions have been satisfied	(325,473)	(529,705)	371,165	317,823	(594,531)
Compensation Actually Paid	621,278	549,639	2,257,930	5,339,883	250,813

Non-PEO NEO Average Total Compensation Amount	$ 963,859	1,250,538	851,145	1,034,874	1,243,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 409,601	374,582	947,272	1,913,716	291,576
Adjustment to Non-PEO NEO Compensation Footnote
	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Total Average Compensation in Summary Compensation Table	963,859	1,250,538	851,145	1,034,874	1,243,038
Minus: aggregate change in pension value	(103,726)	(369,708)	—	(108,626)	(430,153)
Increase/Decrease for “Service Cost” for Pension Plans	4,230	(23,429)	(9,147)	26,558	23,589
Minus: stock awards reported in Summary Compensation Table	(180,174)	(218,773)	(81,002)	(83,999)	—
Minus: option awards reported in Summary Compensation Table	(60,030)	(72,950)	(54,000)	(56,000)	—
Plus: fair value at covered fiscal year-end of unvested stock awards and stock options granted during covered fiscal year	(16,566)	105,584	78,960	147,310	—
Plus/Minus: change in fair value at covered fiscal year-end of unvested stock awards and stock options granted in any prior fiscal year that remain outstanding	(89,005)	(122,010)	63,403	868,051	(348,854)
Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year for which all applicable vesting conditions have been satisfied	(108,989)	(174,671)	97,913	85,548	(196,045)
Compensation Actually Paid	409,601	374,582	947,272	1,913,716	291,576

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Financial Performance Measures
The following lists the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2024 to Company performance.
Bank Level Non-GAAP Core ROAA
Bank Level Net Interest Margin
Bank Level Non-GAAP Efficiency Ratio
NPAs to Assets
For explanations of these financial performance measures and reconciliation to the applicable amount measured in accordance with GAAP, see Annex A. For explanations of how these financial performance measures were used to determine 2024 pay for our chief executive officer and other named executive officers, see “Compensation Discussion and Analysis — Elements of 2024 Executive Compensation Program” on page 29.

Total Shareholder Return Amount	$ 93	114	128	123	92
Peer Group Total Shareholder Return Amount	111	101	92	110	79
Net Income (Loss)	$ (11,653,000)	$ 36,086,000	$ 86,173,000	$ 92,049,000	$ 57,603,000
Company Selected Measure Amount	0.19	0.46	0.96	1.04	0.73
PEO Name	Thomas J. Kemly
Measure:: 1
Pay vs Performance Disclosure
Name	Bank Level Non-GAAP Core ROAA
Non-GAAP Measure Description	(5) See “Annex A — Non-GAAP Financial Measures” for reconciliation to Bank Level Core ROAA.
Measure:: 2
Pay vs Performance Disclosure
Name	Bank Level Non-GAAP Core ROAA Bank Level Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Bank Level Non-GAAP Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	NPAs to Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (564,078)	$ (1,672,739)		$ (366,796)	$ (1,751,023)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,277)	(43,689)	(16,229)	31,875	36,431
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,873)	300,557
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,362)	(370,005)	240,345	3,225,045	(1,057,935)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(325,473)	(529,705)	371,165	317,823	(594,531)
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(683,840)	(622,776)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,840)	(207,659)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,726)	(369,708)		(108,626)	(430,153)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,230	(23,429)	(9,147)	26,558	23,589
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,566)	105,584	78,960	147,310
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,005)	(122,010)	63,403	868,051	(348,854)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,989)	(174,671)	97,913	85,548	(196,045)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,174)	(218,773)	(81,002)	(83,999)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (60,030)	$ (72,950)	$ (54,000)	$ (56,000)